Proforma Adjustments	9 Months Ended
Sep. 30, 2024
Pro Forma [Member]
Proforma Adjustments
4.	Proforma Adjustments
The pro forma adjustments are based on the Company’s preliminary estimates and assumptions that are subject to change. The following adjustments have been reflected in the Pro Forma Financial Statements:
1. Certain reclassifications of Greenbrook’s historically presented amounts were made within the balance sheet and statements of operations to conform with Neuronetics’ financial statement presentation.
2. The pro forma adjustments included in the unaudited pro forma combined financial information are as follows (amounts in thousands):
a) Reflects the elimination of Greenbrook’s historical equity balances in accordance with the acquisition method of accounting.
b) Reflects estimated consideration based upon issuance of 25,304,971 shares at a price of $1.15 as of December 09, 2024
c) To reflect the estimated fair value of the assets acquired and liabilities
d)  To recognize Greenbrook’s lease liability and
right-of-
use assets at the present value of the remaining lease payments, as if the acquired leases were new leases of Neuronetics as of the balance sheet date.
e) To reflect the conversion of certain debt instruments to Goodwill, as non cash consideration
f) To reflect conversion of Neuronetics Note receivable to Greenbook as of September 30, 2024 to Goodwill, as non cash consideration
g) To reflect conversion of Neuronetics Sales type leases with Greenbook to PPE as of September 30, 2024.
h) To eliminate Neuronetics interest receivable with Greenbrook and Greenbrook’s prepaid warranty and treatment session inventory balances.
i) To eliminate Greenbrook’s finance lease
right-of-
use asset, reported in intangible assets and finance lease liabilities with Neuronetics.
aa) To eliminate sales to Greenbrook.
bb) To eliminate cost of sales to Greenbrook.
cc) To eliminate depreciation expense for Greenbrook’s finance leases.
dd) To eliminate interest expense for Greenbrook’s debt balance.
ee) To eliminate interest charged to Greenbrook by Neuronetics for Note receivable balance
ff) To reclassify marketing expense reported in Cost of revenue to Sales and marketing expense.